Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Operating Leased Assets [Line Items]
Weighted average remaining term of leases	9 years 9 months 18 days
2013	$ 252,027
2014	245,824
2015	238,691
2016	223,202
2017	206,679
Thereafter	1,314,685
Total	$ 2,481,108